Invested assets and net new money (Detail 1) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Invested Assets And Net New Money [Line Items]
Fund assets managed by UBS	$ 639	$ 429
Discretionary assets	2,213	1,674
Other invested assets	3,235	2,402
Total invested assets	6,087	4,505	$ 3,981
of which: double counts	503	411
Net new money	$ 81	$ 112